Investments in associates and results related to associates	3 Months Ended
Mar. 31, 2022
Investments in associates and results related to associates
Investments in associates and results related to associates

15. Investments in associates and results related to associates

In January 2021, ProQR’s associate company Wings Therapeutics Inc. merged into Phoenicis Therapeutics Inc. Consequently, Wings Therapeutics Inc. ceased to exist and the related investment was derecognized. ProQR does not have significant influence in Phoenicis Therapeutics Inc. Our interest in Phoenicis is recognized as a financial asset, as disclosed in note 16.

As disclosed in note 11, in May 2021, the Company obtained an 8% share in the common stock of Yarrow Biotechnology, Inc. ProQR’s share in Yarrow was subsequently diluted to 4.9% in the fourth quarter of 2021, due to Yarrow’s execution of a second seed financing round. ProQR’s share increased to 5.1% in the first quarter of 2022 due to Yarrow’s issuance of additional shares to the Company. Although ProQR only owns 5.1% of Yarrow’s shares, the Company has significant influence over Yarrow by virtue of its right to appoint one of Yarrow’s three board members, as well as its participation in Yarrow’s policy-making process, amongst other factors. As such, our interest in Yarrow amounting to € nil at March 31, 2022 (December 31, 2021: € 8,000) was recognized as an investment in associate.

The results related to associates for the three month period ended March 31, 2022 amounting to € 8,000 consist of ProQR's share in the loss of Yarrow.